Organization and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Predecessor Company
Schedule of Useful Lives of the Property and Equipment

The useful lives of the property and equipment are as follows:

Research and development equipment	5 years
Furniture and office equipment	5 years
Computer equipment	3 years
Software	3 years
Leasehold improvements	Shorter of 7 years or remaining of lease term